Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Current taxes
Domestic taxes	600	721	616
Foreign taxes	217	(12)	226
	817	709	842
Deferred taxes
Domestic taxes	3	(80)	(1)
Foreign taxes	(17)	28	(7)
	(14)	(52)	(8)
Income tax expense	803	657	834

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Profit before income taxes	3,003	3,143	2,974
Enacted tax rates in India	34.94%	34.61%	34.61%
Computed expected tax expense	1,049	1,088	1,029
Tax effect due to non-taxable income for Indian tax purposes	(386)	(321)	(295)
Overseas taxes	102	109	112
Tax provision (reversals)	(25)	(253)	(23)
Effect of differential overseas tax rates	—	8	10
Effect of exempt non-operating income	(8)	(10)	(10)
Effect of unrecognized deferred tax assets	13	29	14
Effect of non-deductible expenses	50	9	4
Branch profit tax (net of credits)	4	(32)	—
Subsidiary dividend distribution tax	—	27	—
Others	4	3	(7)
Income tax expense	803	657	834

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2019:

Dollars in millions
Year
2020	25
2021	11
2022	20
2023	29
2024	27
Thereafter	267
Total	379

The following table provides details of expiration of unused tax losses for fiscal 2018:

Dollars in millions
Year
2019	14
2020	37
2021	12
2022	21
2023	39
Thereafter	174
Total	297

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2019 and March 31, 2018:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Income tax assets	975	931
Current income tax liabilities	(227)	(314)
Net current income tax assets / (liabilities) at the end	748	617

The gross movement in the current income tax asset / (liability) for fiscal 2019, 2018 and 2017 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Net current income tax asset / (liability) at the beginning	617	282	274
Translation differences	(34)	(8)	6
Income tax paid	975	1,059	843
Current income tax expense	(817)	(709)	(842)
Income tax on other comprehensive income	1	(2)	1
Reclassified under assets held for sale (refer note no 2.9)	3	(5)	—
Reclassified from held for sale (Refer note 2.9)	2	—	—
Income tax benefit arising on exercise of stock options	1	—	—
Tax impact on buyback expenses	1	—	—
Additions through business combination	(1)	—	—
Net current income tax asset / (liability) at the end	748	617	282

Summary of Movement in Gross Deferred Income Tax Assets and Liabilities

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2019 is as follows:

						(Dollars in millions)
	Carrying value as of April 1, 2018	Changes through profit and loss	Addition through business combination	Changes through OCI	Reclassified from Held for Sale	Translation difference	Carrying value as of March 31, 2019
Deferred income tax assets
Property, plant and equipment	33	7	—	—	—	(2)	38
Accrued compensation to employees	2	2	—	—	—	—	4
Trade receivables	22	5	—	—	—	(1)	26
Compensated absences	56	4	—	—	—	(3)	57
Post sales client support	15	1	—	—	—	(1)	15
Derivative financial instruments	2	(2)	—	1	—	—	1
Intangibles	1	1	—	—	—	—	2
Credits related to branch profits	52	(3)	—	—	—	—	49
Others	18	11	—	1	5	(2)	33
	201	26	—	2	5	(9)	225
Deferred income tax liabilities
Intangible asset	(6)	9	(8)	—	(12)	(2)	(19)
Branch profit tax	(77)	(1)	—	—	—	—	(78)
Derivative financial instruments	—	(14)	—	(2)	—	—	(16)
Others	(4)	(6)	(1)	—	(1)	1	(11)
	(87)	(12)	(9)	(2)	(13)	(1)	(124)

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2018 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2017	Changes through profit and loss	Changes through OCI	Reclassified as Held for Sale	Translation difference	Carrying value as of March 31, 2018
Deferred income tax assets
Property, plant and equipment	21	12	—	—	—	33
Computer software	6	(6)	—	—	—	—
Accrued compensation to employees	9	(8)	—	—	1	2
Trade receivables	21	1	—	—	—	22
Compensated absences	58	—	—	—	(2)	56
Post sales client support	15	—	—	—	—	15
Derivative financial instruments	—	2	—	—	—	2
Intangibles	3	(3)	—	—	1	1
Credits related to branch profits	—	53	—	—	(1)	52
Others	22	(2)	—	(5)	3	18
	155	49	—	(5)	2	201
Deferred income tax liabilities
Intangible asset	(32)	13	—	13	—	(6)
Branch profit tax	(50)	(25)	—	—	(2)	(77)
Derivative financial instruments	(11)	11	—	—	—	—
Others	(11)	4	2	—	1	(4)
	(104)	3	2	13	(1)	(87)

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2017 is as follows:

				(Dollars in millions)
	Carrying value as of April 1, 2016	Changes through profit and loss	Changes through OCI	Translation difference	Carrying value as of March 31, 2017
Deferred income tax assets
Property, plant and equipment	27	(6)	—	—	21
Computer software	8	(2)	—	—	6
Accrued compensation to employees	10	—	—	(1)	9
Trade receivables	13	8	—	—	21
Compensated absences	59	(3)	—	2	58
Post sales client support	12	3	—	—	15
Intangibles	1	2	—	—	3
Others	7	14	—	1	22
	137	16	—	2	155
Deferred income tax liabilities
Intangible asset	(38)	6	—	—	(32)
Branch profit tax	(51)	—	—	1	(50)
Derivative financial instruments	—	(11)	—	—	(11)
Others *	(6)	(3)	(1)	(1)	(11)
	(95)	(8)	(1)	—	(104)

*	included in others is the impact on adoption of IFRS 9 of $1 million

The tax effects of significant temporary differences that resulted in deferred income tax assets and liability is as follows:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Deferred income tax assets after set off	199	196
Deferred income tax liabilities after set off	(98)	(82)